Organization And Description of Business - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization and Nature of Operations [Line Items]
Net losses from operations	$ (86,570)	$ (74,758)	$ (72,526)